Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and variable interest entities (“VIEs”) over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position, purchase price allocations for business combination, the fair value of contingent consideration related to business acquisitions, and valuation of stock-based compensation. Actual results could differ from these estimates.

Foreign currency translation and other comprehensive income (loss)

Foreign currency translation and other comprehensive income (loss)

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company, its subsidiaries in Seychelles and Singapore and two subsidiaries, ICinit and VIDA, in Hong Kong is U.S. dollar, and its other subsidiaries which are incorporated in Hong Kong and PRC are Hong Kong Dollar and RMB, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB 3,097,741 and RMB (35,434,146) (USD 5,430,604) as of December 31, 2019 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK and VIYI, at December 31, 2019 and 2020 were translated at RMB 1.00 to HKD 1.1163 and to HKD 1.1882, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to HKD 1.1815, HKD 1.1363 and to HKD 1.11245, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman, Skystar and Fe-da Electronics, at December 31, 2019 and 2020 were translated at RMB 1.00 to USD 0.1433 and to USD 0.1533, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to USD 0.1451, USD 0.1450 and to USD 0.1450, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1533, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2020. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdraw. The Company maintains most of its bank accounts in the PRC, HK, Singapore and US.

Restricted cash

Restricted cash

Restricted cash consists of any cash balances that are legally restricted as to withdrawal and use. In connection with the Company’s initial public offering in March 2020 and subsequent public offering in July 2020, a total of USD 2,006,000 (RMB 13,088,949) of the net proceeds received is deposited in escrow accounts and restricted to withdraw for a year since closing date. In connection with the Company’s March 2021 public offering with the same escrow agent, USD 1 million of the July 2020 offering escrow proceeds will be extended for an additional escrow period terminating on the six-month anniversary of the closing date of the March 2021 offering.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2019 and 2020, the Company made RMB 1,577,486 and RMB 2,734,421 (USD 419,075) allowance for doubtful accounts for accounts receivable, respectively.

Inventories

Inventories

Inventories are comprised of finished goods and are stated at the lower of cost or net realizable value using the weighted average method. Management reviews inventories for obsolescence and cost in excess of net realizable value periodically when appropriate and records a reserve against the inventory when the carrying value exceeds net realizable value. As of December 31, 2019 and 2020, the Company determined that no allowance was necessary.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets are mainly payments made to vendors or services providers for future services and prepaid rent. These amounts are refundable and bear no interest. Prepaid expenses also includes money deposited with certain channel providers to ensure the contents of the advertisement do not violate the terms of the channel providers. The deposits usually have one year term and are refundable upon contract termination. Management reviews its prepaid expenses and other current assets on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. As of December 31, 2019 and 2020, no allowance was deemed necessary.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with 5% residual value. The estimated useful lives are as follows:

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 - 5 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, non-compete agreements, and technology know-hows. Identifiable intangible assets resulting from the acquisitions of subsidiaries accounted for using the purchase method of accounting are estimated by management based on the fair value of assets received. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the option to assess qualitative factors to determine whether it is necessary to perform further impairment testing in accordance with ASC 350-20, as amended by ASU 2017-04. If the Company believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, then the impairment test described below is required. The Company compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, impairment is recognized for the difference, limited to the amount of goodwill recognized for the reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2018, 2019 and 2020, no impairment of long-lived assets was recognized.

Short term investments

Short term investments

Short-term investments are investment in marketable equity securities that are measured and recorded at fair value based on quoted prices in active markets on reporting dates with changes in fair value, whether realized or unrealized, recorded through the income statement.

Cost method investments

Cost method investments

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investments at the historical cost in its consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Cost method investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No event had occurred and indicated that other-than-temporary impairment existed and therefore the Company did not record any impairment charges for its investments for the years ended December 31, 2018, 2019 and 2020.

Business Combination

Business combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred, and are included in general and administrative expenses in the Company’s consolidated statements of operations. The results of operations of the acquired business are included in the Company’s operating results from the date of acquisition.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC Topic 606) for the fiscal year ended December 31, 2019 using the modified retrospective method for contracts that were not completed as of December 31, 2018. The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

Prior to fiscal year 2019, the Company recognizes revenue when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price or fees are fixed or determinable, and (iv) the ability to collect is reasonably assured. Revenue is presented in the consolidated statements of income and comprehensive income net of sales taxes. The Company does not offer rights of refund of previously paid or delivered amounts, rebates, rights of return or price protection. In all instances, the Company limits the amount of revenue recognized to the amounts for which it has the right to bill its’ customers.

The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no differences in the pattern of revenue recognition.

(i) AR Advertising Services

AR advertisements are the use holographic materials integrated into advertisement on the online media platforms or offline display. The Company’s performance obligation is to identify advertising spaces, embed holographic AR images or videos into films, shows and short form videos that are hosted by leading online streaming platforms in China. Revenue is recognized at a point in time when the related services have been delivered based on the specific terms of the contract, which are commonly based on specific action (i.e. cost per impression (“CPM”) or cost per action (“CPA”) for on line display and service period for offline display contracts.

The Company enters into advertising contracts with advertisers where the amounts charged per specific action are fixed and determinable, the specific terms of the contracts were agreed on by the Company, the advertisers and channel providers, and collectability is probable. Revenue is recognized on a CPM basis as impressions or clicks are delivered while revenue on a CPA basis is recognized once agreed actions are performed or service period is completed.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) the Company is primarily responsible to its customers for products and services offered where the products were designed in house and the Company has customer services team to directly service the customers; and (2) having latitude in establish pricing. Therefore the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

(ii) AR Entertainment

The Company’s AR entertainment includes mainly three sub categories: SDK payment channel services, software development and mobile games operations and technology developments.

a. SDK Payment Channel Services

The Company’s SDK payment channel services enable game players/app users to make online payments through Alipay, Unipay or Wechat pay etc. to various online content providers. When game players/app users make payments in the game or app, the SDK payment channel will automatically populate payment services for the users to fulfill payments.

The Company charges a fee for the payment channel services, the pricing of which is based on the predetermined rates specified in the contract. The Company’s performance obligation is to facilitate payment services and recognizes SDK payment channel service revenue at a point in time when a user completes a payment transaction via a payment channel and is entitled to payment. Related fees are generally billed monthly, based on a per transaction basis. The Company assessed that its promise to customer is to facilitate the service of third party instead of providing the payment services itself as the Company does not have control of the services provided as the Company do not service the users directly and does not have the latitude to establish the price, and therefore, revenue from SDK payment service is recorded on a net basis.

b. MR software development services

The Company’s MR software development service contracts are primarily on a fixed price basis, which require the Company to perform services for MR application design, content development and integrating based on customers’ specific needs. These services also require significant production and customization. The required customization work period is generally less than one year. The Company currently does not have any modification of contract and the contracts currently do not have any variable consideration.

The software customization, application design, upgrades and integration are considered as one performance obligation. The promises to transfer software, customization and upgrades are not separately identifiable as the customers do not obtain benefits from these services on its own.

The Company’s MR software development service contracts are generally recognized over time during the contract period as the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on input or output methods. Input methods are used only when there is a direct correlation between hours incurred and the end product delivered and output method is used when the Company could appropriately measure the customization progress towards completion. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period. The Company has a long history of developing various MR software resulting in its ability to reasonably estimate the progress toward completion on each fixed price customized contracts.

c. Mobile Games Services

The Company generates revenue from jointly operated mobile game publishing services and the licensed out games. In accordance with ASC 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates agreements with the game developers, distribution channels and payment channels in order to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenues gross or net is based on whether the Company’s promise to its customers is to provide the products or services or to facilitate a sale by a third party. The nature of the promise depends on whether the Company controls the products or services prior to transferring it. Control is evidenced by if the Company is primarily responsible for fulling the provision of services and has discretion in establishing the selling price. When the Company controls the products or services, its promise is to provide and deliver the products and revenue is presented gross. When the Company does not control the products, the promise is to facilitate the sale and revenue is presented net.

—Jointly operated mobile game publishing services

The Company is offering publishing services for mobile games developed by third party game developers. The Company acted as a distribution channel that it will publish the games on their own app or a third party owned app or website, named game portals. Through these game portals, game players can download the mobile games to their mobile devices and purchase coins, the virtual currency, for in game premium features to enhance their game playing experience. The Company contracts with third party payment platforms for collection services offered to game players who have purchased coins. The third party game developers, third party payment platforms and the co publishers are entitled to profit sharing based on a prescribed percentage of the gross amount charged to the game players. The Company’s obligation in the publishing services is completed at a point in time when the game players made a payment to purchase coins.

With respect to the publishing services arrangements between the Company and the game developer, the Company considered that the Company does not control the services as evidenced by (i) developers are responsible for providing the game product desired by the game players; (ii) the hosting and maintenance of game servers for running the online mobile games is the responsibility of the third party platforms; (iii) the developers or third party platforms have the right to change the pricing of in game virtual items. The Company’s responsibilities are publishing, providing payment solution and market promotion service, and thus the Company views the game developers to be its customers and considers itself as the facilitator of the game developers in the arrangements with game players. Accordingly, the Company records the game publishing service revenue from these games, net of amounts paid to the game developers.

—Licensed out mobile games

The Company also licenses third parties to operate its mobile games developed internally through mobile portal and receives revenue from the third party licensee operators on a monthly basis. The Company’s performance obligation is to provide mobile games to game operators which enable players of the mobile games to make in game purchases and the Company recognized revenue at a point in time when game players completed the purchases. The Company records revenues on a net basis, as the Company does not have the control of the services provided as it does not have the primary responsibility for fulfillment nor does not have the right to change the pricing of the game services.

d. Technology developments

The Company’s technology development contract requires the Company to design applications based on customers’ specific needs. The duration of the design period is short, usually approximately 3 months or less. Revenues are generally recognized at a point in time where the Company has transferred control of the asset upon completion of the design and after the acceptance by its customer with no more future obligation of the design project.

(iii) Semiconductor business

The Company’s semiconductor business includes two sub categories: sale of products and software development.

a. Sale of products

Starting in July 2020, the Company also engage in sales of semiconductor products and related accessories. The Company typically enters into written contracts with its customer where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of inventory. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes gross product revenue at a time when the control of products or services are transferred to customers.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company controls the products as it has the obligation to (i) fulfill the products delivery and (ii) bear any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of the resale products, the Company has control to set its selling price to ensure it would generate profit for the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

b. Revenue from software development

The Company also designs software for central processing units based on customers’ specific needs. The contract is typically fixed priced and does not provide any post contract customer support or upgrades. The Company’s performance obligation is to design, develop, test and install the related software for customers, all of which are considered one performance obligation as the customers do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s revenue from software development contracts are generally recognized over time during the development period the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on output methods when the Company could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period.

Contract balances:

The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

Payments received from customers before all of the relevant criteria for revenue recognition met are recorded as deferred revenue.

Contract costs:

Contract costs represent costs incurred in advance of revenue recognition arising from direct costs in respect of the revenue contracts according to the customer’s requirements prior to the delivery of services, and such deferred costs will be recognized upon the recognition of the related revenue. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. The Company reviewed impairment of contract costs at December 31, 2020 and determined all contract costs are recoverable.

The Company’s disaggregate revenue streams are summarized and disclosed in Note 19.

Cost of revenues

Cost of revenues

For AR advertising services, the cost of revenue comprised of costs paid to channel distributors based on the sales agreements.

For AR entertainment segment, the cost of revenue consist of the shared costs with content providers based on the profit sharing arrangements, third party consulting services expenses and compensation expenses for the Company’s professionals.

For computer chip and intelligent chip business segment, the cost of revenue consist primarily of the costs of products sold and third party software development costs.

Advertising costs

Advertising costs

Advertising costs amounted to nil, RMB 59,091 and RMB 97,820 (USD 14,992) for the years ended December 31, 2018, 2019 and 2020, respectively. Advertising costs are expensed as incurred and included in selling expenses.

Research and development

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, outsourced subcontractors, as well as office rental, depreciation and related expenses for the Company’s research and product development team.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore. Entities that are VAT/GST general taxpayers are allowed to offset qualified input VAT/GST paid to suppliers against their output VAT/GST liabilities. Net VAT/GST balance between input VAT/GST and output VAT/GST is recorded in tax payable. All of the VAT/GST returns filed by the Company’s subsidiaries in China and Singapore, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2018 to 2020 are subject to examination by any applicable tax authorities.

Other Income, net

Other Income, net

Other Income includes government subsidies which are amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation. Total government subsidies amounted to RMB 1,236,593 and RMB 1,356,800 and RMB 1,097,498 (USD 168,201) for the years ended December 31, 2018, 2019 and 2020, respectively.

Other income also includes RMB 851,583 and RMB 1,282,807 (USD 196,602) of input VAT credit the Company redeemed during the years ended December 31, 2019 and 2020. As part of VAT reform in 2019, from April 1, 2019 to December 31, 2021, a taxpayer in certain service industries could claim additional 10% of input VAT credit based on total input VAT paid to suppliers, the credit was applied to offset with the Company’s VAT payable.

Leases

Leases

The Company adopted FASB ASU 2016-02, “Leases” (Topic 842) for the year ended December 31, 2020, and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Upon adoption, the Company recognized approximately RMB 1.8 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 7% based on the duration of lease terms.

Operating lease ROU assets and lease liabilities are recognized at the adoption date or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Stock-based compensation

Stock-based compensation

The Company records stock-based compensation expense for employees and non-employees at fair value on the grant date. Share-based compensation is recognized net of forfeitures, as amortized expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company accounts for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were RMB 1,057,537 and RMB 1,451,938 and RMB 1,123,211 (USD 172,142) for the years ended December 31, 2018, 2019 and 2020, respectively.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interests consists of an aggregate of 47.00% of the equity interest of VIDA, 49.00% of the equity interest of ICinit and its subsidiary (SZ ICinit), 13.50% of the equity interest of VIYI and VIYI Ltd (no operations in 2020), 13.50% of the equity interest of Fe-da Electronics and its subsidiary (Excel), and 13.50% of the equity interest of Shenzhen Weiyixin and 49.83% of the equity interest of Shenzhen Weiyixin’s subsidiary (Shanghai Weimu) and 13.50% of the equity interest of Shenzhen Weiyixin’s VIE and VIE’s subsidiaries (including Shenzhen Yitian, Korgas 233, Wuhan 233, YY Online, Shenzhen Qianhai, Weidong, and Korgas Weidong) and 48.10% of equity interest of Weiyixin’s VIE’s subsidiary Tianjin Weidong (no operations in 2020) held by other investors. Noncontrolling interests subscriptions receivable amounted to RMB 88,671,062 (USD 13,589,643) as of December 31, 2020, which includes RMB 172,528 (USD 26,441) from two individual investors of VIDA, RMB 412,384 (USD 63,202) from one individual investor of ICinit, and RMB 88,086,150 (USD 13,500,000) from VIYI which was subsequently received in January 2021. Subscriptions receivable from VIDA and ICinit are expected to be received in 2021. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interests consist of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
VIDA	-	4,630,583	709,678
ICinit and subsidiary	-	781,772	119,813
VIYI and VIYI Technology	-	91,995,852	14,099,197
Fe-da Electronics and subsidiary	-	986,244	151,151
Shenzhen Weiyixin, subsidiaries and VIE	-	2,082,345	319,140
Noncontrolling interests subscriptions receivable	-	(88,671,062)	(13,589,643)
Total noncontrolling interests	-	11,805,734	1,809,336

Earnings/(loss) per share

Earnings/(loss) per share

The Company computes earnings/loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income/loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. During the years ended December 31, 2018 and 2019, there were 922,621 and 8,611,133 dilutive shares, respectively; while for the year ended December 31, 2020, there was no dilutive effect of potential shares due to the Company’s net loss.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. ASU 2019-10 further amended the effective date for non-public Companies to be effective for fiscal years beginning after December 15, 2020. The Company adopted the ASU for the annual reporting period ended December 31, 2020. The Company recognized right-of-use (“ROU”) assets of approximately RMB 1.8 million, with corresponding lease liabilities of approximately the same amount based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of approximately 7%.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments—Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company does not expect the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020. Early adoption is permitted, including adoption in any interim period. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.